Share capital - Summary of Detailed Information About Stock Options Outstanding (Detail) - Long Term Incentive Plan [member]	Jul. 31, 2021 shares	Jul. 31, 2021 $ / shares	Jul. 31, 2021	Oct. 31, 2020 shares	Oct. 31, 2020 d	Oct. 31, 2020 $ / shares	Oct. 31, 2019 shares	Oct. 31, 2018 shares	Oct. 31, 2017 shares
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	135,086		135,086	133,500	133,500		100,000	58,320	30,000
September 11, 2022 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options			10,000		30,000
Exercise price		$ 0.65				$ 0.61
April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options			20,000		20,000
Exercise price		0.65				0.61
April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options			6,656		8,320
Exercise price		14.45				13.54
April 1, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options			8,500		8,500
Exercise price		14.45				13.54
July 17, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options			31,680		33,180
Exercise price		14.45				13.54
December 16, 2029 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options			2,500		2,500
Exercise price		42.75				40.05
April 21, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options			12,000		16,500
Exercise price		42.75				40.05
July 19, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options			12,000		14,500
Exercise price		42.75				$ 40.05
November 30, 2030
Disclosure Of Outstanding Stock Options [line items]
Number of stock options			16,000
Exercise price		85.94
February 11, 2031
Disclosure Of Outstanding Stock Options [line items]
Number of stock options			15,750
Exercise price		$ 85.94